DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Detail)			3 Months Ended	12 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Day $ / shares shares	Feb. 21, 2022 USD ($)	Mar. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | Day				1
Sale of units (in shares) | shares		22,000,000		24,300,287
Proceeds from sale of Private Placement Warrants				$ 6,860,057
Transaction Costs				13,946,641
Underwriting fees				4,860,057
Deferred underwriting fee payable	$ 22,542,813			8,505,100
Other offering costs				581,484
Operating bank account				37,645
Payments for investment of cash in Trust Account			$ 0	$ (278,002,870)
Condition for future business combination use of proceeds percentage				80.00%
Condition for future business combination threshold Percentage Ownership				50.00%
Redemption limit percentage without prior consent				20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%
Redemption period upon closure				10 days
Maximum Allowed Dissolution Expenses				$ 100,000
Working capital deficit				$ 5,967,449
Redemption of shares calculated based on business days prior to consummation of business combination (in days)				2 days
Aggregate cap of notes to cover operating costs					$ 4,000,000
Interest earned on marketable securities held in Trust Account				$ 19,527
Cash and marketable securities held in Trust Account				278,022,397
Promissory note
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount				4,000,000
Aggregate cap of notes to cover operating costs				$ 8,000,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				4,266,667
Price of warrant | $ / shares				$ 1.50
Proceeds from sale of Private Placement Warrants				$ 6,400,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	24,300,287
Proceeds from issuance initial public offering		$ 220,000,000
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00
Underwriting fees				$ 4,860,057
Other offering costs				581,484
Payments for investment of cash in Trust Account		$ 255,000,000
Minimum net tangible assets upon consummation of business combination				$ 5,000,001
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				3,500,000
Investment Of Proceeds In Trust Account	$ 23,002,870
Aggregate proceeds held in the Trust Account	$ 278,002,870
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares				$ 1.50
Proceeds from sale of Private Placement Warrants				$ 6,400,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	2,300,287	3,300,000		3,300,000
Proceeds from issuance initial public offering	$ 23,002,870
Purchase price, per unit | $ / shares				$ 10.00
Net Proceeds	$ 22,542,813
Investment Of Proceeds In Trust Account		$ 23,002,870
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering				$ 35,000,000
Purchase price, per unit | $ / shares				$ 10.00
Sale of Private Placement Warrants (in shares) | shares	306,705	3,500,000		4,266,667		3,500,000
Price of warrant | $ / shares	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 460,057
Investment Of Proceeds In Trust Account		$ 35,000,000
Interest earned on marketable securities held in Trust Account				$ 19,527
Sale of stock, price per share | $ / shares				$ 10.00